Note 12 - Basic and Diluted Net Loss Per Share - Anti-dilutive Securities (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Anti-dilutive securities (in shares)	1,781,454	753,952
Warrant [Member]
Anti-dilutive securities (in shares)	921,381	335,214
Share-Based Payment Arrangement, Option [Member]
Anti-dilutive securities (in shares)	476,741	134,333
Restricted Stock Units (RSUs) [Member]
Anti-dilutive securities (in shares)	10,000
Deferred Stock Units [Member]
Anti-dilutive securities (in shares)	33,332
Stock Issuable Pursuant to Inducement Agreement [Member]
Anti-dilutive securities (in shares)	340,000